Business Combination (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	May 31, 2023	Nov. 30, 2022	Nov. 28, 2022	Dec. 31, 2021	Dec. 16, 2021	Jan. 01, 2021
Business Combination (Details) [Line Items]
Ownership, percentage	61.00%
Exchangeable shares (in Shares)	228,000	128,000				233,000
Common stock, shares issued (in Shares)			56,250	32,500	32,500		12,700	9,375
Consecutive trading days	30
Consecutive trading days per share (in Dollars per share)	$ 342.8
Percentage of number of exchangeable shares issued remain outstanding	10.00%
Percentage of voting securities	50.00%
Peraso Shares [Member]
Business Combination (Details) [Line Items]
Exchangeable shares (in Shares)	232,377,000
Common stock, shares issued (in Shares)	88,954,000
Escrow Shares [Member]
Business Combination (Details) [Line Items]
Exchangeable shares (in Shares)	32,822,000
Common stock, shares issued (in Shares)	12,564
Securities Conversion [Member]
Business Combination (Details) [Line Items]
Trading days	20